INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Investment properties (Details) - USD ($)	Sep. 30, 2033	Jun. 30, 2033	Sep. 30, 2023	Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Investment properties	$ 3,675,493	$ 3,589,749	$ 3,675,493	$ 3,589,749